Investment Risks	Jun. 04, 2025
Cambria Global EW ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Cambria Global EW ETF | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on U.S. securities. Investments in or exposures to foreign securities, such as through an Underlying ETF, are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, investments in or exposure to, such as through an Underlying ETF, foreign securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Underlying ETF’s and the Fund’s returns.

Cambria Global EW ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Investments in or exposures to, such as through an Underlying ETF, emerging markets securities are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.

Cambria Global EW ETF | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may directly affect the U.S. dollar value of the Fund or Underlying ETF when it has exposure to global regions and foreign securities.
Cambria Global EW ETF | Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Geographic Investment Risk. From time to time the Fund or an Underlying ETF may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund or an Underlying ETF focuses its investments in this manner, risks relating to economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s or an Underlying ETF’s investment performance may be more volatile if it focuses its investments in certain countries, especially emerging markets.

•Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
•Risk of Investing in China. Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Cambria Global EW ETF | Geographic Investment Risk, Risk Of Investing In the U.S Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Cambria Global EW ETF | Geographic Investment Risk, Risk Of Investing In China Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in China. Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.
Cambria Global EW ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. Companies with similar characteristics may be grouped together into broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. If the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector or an Underlying ETF that focuses on a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector. Some of the sectors in which the Fund is likely to have significant exposure are the following:
•Financials Sector Risk. The Fund is expected to have significant exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•Information Technology Sector Risk. The Fund is expected to have significant exposure to companies in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
•Consumer Discretionary Sector Risk. The Fund is expected to have significant exposure to companies in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Fund is expected to have exposure to companies in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints and social trends. Success of companies in the consumer discretionary sector also depends heavily on disposable household income and consumer spending, which can be negatively impacted by inflationary pressures on consumers.
•Industrial Sector Risk. The Fund is expected to have significant exposure to companies in the industrial sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
•Healthcare Sector Risk. The Fund is expected to have significant exposure to companies in the healthcare sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The healthcare sector includes companies relating to medical and healthcare goods and services, such as companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating healthcare facilities and the provision of managed healthcare. Companies in this sector may be affected by government regulations, including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.
The Fund’s sector exposure may change over time.

Cambria Global EW ETF | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. The Fund is expected to have significant exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Cambria Global EW ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Fund is expected to have significant exposure to companies in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Cambria Global EW ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Discretionary Sector Risk. The Fund is expected to have significant exposure to companies in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Fund is expected to have exposure to companies in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints and social trends. Success of companies in the consumer discretionary sector also depends heavily on disposable household income and consumer spending, which can be negatively impacted by inflationary pressures on consumers.
Cambria Global EW ETF | Sector Risk, Industrial Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrial Sector Risk. The Fund is expected to have significant exposure to companies in the industrial sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Cambria Global EW ETF | Sector Risk, Healthcare Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Healthcare Sector Risk. The Fund is expected to have significant exposure to companies in the healthcare sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The healthcare sector includes companies relating to medical and healthcare goods and services, such as companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating healthcare facilities and the provision of managed healthcare. Companies in this sector may be affected by government regulations, including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.
Cambria Global EW ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Cambria Global EW ETF | Depositary Receipts Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts. The risks of direct investment in depositary receipts or indirect investments through Underlying ETFs that have exposure to depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, depositary receipts may not track the price of or may be less liquid than their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

Cambria Global EW ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Cambria Global EW ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Cambria Global EW ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Cambria Global EW ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Cambria Global EW ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Cambria Global EW ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Cambria Global EW ETF | Real Estate Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cambria Global EW ETF | REITs Risk Member
Prospectus [Line Items]
Risk [Text Block]
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs or Underlying Funds that invest in REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Mortgage REITs are exposed to risks associated with changes in interest rates, changes in credit spreads, and declines in real estate values. Debt investments are also subject to loss in value due to high or sustained inflation because the debt could be paid back in significantly depreciated currency. Further, REITs are dependent upon specialized management skills and cash flows, and may have investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund or an Underlying ETF. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.

Cambria Global EW ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio managers and the skill of the Adviser, Sub-Adviser, and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
Cambria Global EW ETF | Risks Of Investing In Underlying ETFs Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Investing in Underlying ETFs. The Fund invests in Underlying ETFs. Underlying ETFs typically reflect the risks of the types of instruments in which the Underlying ETF invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the Underlying ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower than funds that invest directly in underlying the securities.
Cambria Global EW ETF | In-Kind Contribution Risk Member
Prospectus [Line Items]
Risk [Text Block]	In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
Cambria Global EW ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Cambria Global EW ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Cambria Global EW ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Cambria U.S. EW ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Cambria U.S. EW ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Cambria U.S. EW ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Cambria U.S. EW ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Cambria U.S. EW ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cambria U.S. EW ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.

Cambria U.S. EW ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Cambria U.S. EW ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Cambria U.S. EW ETF | REITs Risk Member
Prospectus [Line Items]
Risk [Text Block]
REITs Risk. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Mortgage REITs are exposed to risks associated with changes in interest rates, changes in credit spreads, and declines in real estate values. Debt investments are also subject to loss in value due to high or sustained inflation because the debt could be paid back in significantly depreciated currency. Further, REITs are dependent upon specialized management skills and cash flows, and may have investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Cambria U.S. EW ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio managers and the skill of the Adviser, Sub-Adviser, and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
Cambria U.S. EW ETF | In-Kind Contribution Risk Member
Prospectus [Line Items]
Risk [Text Block]	In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
Cambria U.S. EW ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Cambria U.S. EW ETF | Risk Of Investing In The U.S. Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Cambria U.S. EW ETF | Risks Of Investing In Underlying ETFs Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Investing in Underlying ETFs. The Fund invests in Underlying ETFs. Underlying ETFs typically reflect the risks of the types of instruments in which the Underlying ETF invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the Underlying ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower than funds that invest directly in underlying the securities.
Cambria U.S. EW ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts. The risks of direct investment in depositary receipts or indirect investments through Underlying ETFs that have exposure to depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, depositary receipts may not track the price of or may be less liquid than their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading. Foreign securities may be more volatile than U.S. equity securities and are subject to special risks, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
Cambria U.S. EW ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Cambria U.S. EW ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.